VIRTUS SECTOR TREND FUND
Virtus Sector Trend Fund

Virtus Sector Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated May 18, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Sector Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a higher level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Annual Fund Operating Expenses VIRTUS SECTOR TREND FUND		Class A	Class C	Class I
Management Fees		0.45%	0.45%	0.45%
Distribution and Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	[2]	1.13%	1.88%	0.88%
[1]	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the increase to the fund’s expenses as described above.

Expense Example VIRTUS SECTOR TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	684	913	1,161	1,871
Class C	Sold	291	591	1,016	2,201
Class I	Sold or Held	90	281	488	1,084

Expense Example, No Redemption VIRTUS SECTOR TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	684	913	1,161	1,871
Class C	Held	191	591	1,016	2,201
Class I	Sold or Held	90	281	488	1,084